American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
February 28, 2026

Global Small Cap Fund - Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.7%
Australia — 4.8%
Genesis Minerals Ltd.(1)	191,526	1,019,219
Lynas Rare Earths Ltd.(1)(2)	31,800	421,485
NEXTDC Ltd.(1)(2)	35,679	352,087
Paladin Energy Ltd.(1)	40,586	386,732
PLS Group Ltd.(1)(2)	101,739	374,390
Ventia Services Group Pty. Ltd.	182,000	758,744
Zip Co. Ltd.(1)(2)	127,538	173,285
		3,485,942
Brazil — 2.3%
Direcional Engenharia SA	287,200	918,211
Multiplan Empreendimentos Imobiliarios SA	103,800	711,100
		1,629,311
Canada — 12.0%
Aritzia, Inc.(1)	18,255	1,616,392
AtkinsRealis Group, Inc.	6,845	474,466
Boyd Group, Inc.	1,470	256,583
Brookfield Infrastructure Corp., Class A(2)	14,731	734,782
Capstone Copper Corp.(1)	36,219	374,656
Chartwell Retirement Residences	40,892	666,119
Colliers International Group, Inc.	2,410	286,139
Finning International, Inc.	17,201	1,159,638
Groupe Dynamite, Inc.	5,584	363,397
MDA Space Ltd.(1)	21,147	613,148
OceanaGold Corp.	12,339	524,750
Premium Brands Holdings Corp.	2,416	187,765
Taseko Mines Ltd.(1)	67,361	598,166
Torex Gold Resources, Inc.	7,502	457,088
TransAlta Corp.	28,237	388,141
		8,701,230
China — 1.7%
Atour Lifestyle Holdings Ltd., ADR	13,862	544,361
GDS Holdings Ltd., ADR(1)(2)	17,394	718,546
		1,262,907
Denmark — 0.5%
AL Sydbank	3,816	342,145
France — 1.3%
Exail Technologies SA(1)(2)	1,509	221,811
Gaztransport Et Technigaz SA	3,197	730,124
		951,935
Germany — 1.8%
Deutz AG	28,591	420,250
flatexDEGIRO SE	14,662	531,237
Salzgitter AG	5,551	354,293
		1,305,780
India — 0.6%
Nippon Life India Asset Management Ltd.	45,632	467,419
Israel — 0.8%
Nova Ltd.(1)	1,316	577,540

Italy — 1.7%
BPER Banca SpA	61,526	866,528
Hera SpA	70,880	370,091
		1,236,619
Japan — 15.3%
77 Bank Ltd.(2)	19,600	1,231,921
Asics Corp.	11,600	355,490
Chugoku Marine Paints Ltd.	12,700	381,671
INFRONEER Holdings, Inc.	45,100	754,860
Japan Metropolitan Fund Invest(2)	515	401,653
JTEKT Corp.(2)	53,900	739,783
Kurita Water Industries Ltd.	13,800	767,085
Maruwa Co. Ltd.(2)	2,000	782,495
Mebuki Financial Group, Inc.(2)	113,900	976,932
Nabtesco Corp.	30,100	975,648
Nextage Co. Ltd.	30,900	759,340
Shiseido Co. Ltd.	19,800	418,069
Sojitz Corp.	23,900	1,081,282
SWCC Corp.	6,800	668,952
Tokyo Tatemono Co. Ltd.	28,800	805,794
		11,100,975
Mexico — 1.0%
Gentera SAB de CV	252,370	732,550
Netherlands — 1.2%
SBM Offshore NV	21,792	841,907
Norway — 2.2%
DOF Group ASA	27,369	364,163
Storebrand ASA	19,818	375,684
Subsea 7 SA	29,582	858,114
		1,597,961
South Korea — 1.4%
HK inno N Corp.(1)	6,351	238,149
HYBE Co. Ltd.	2,768	744,182
		982,331
Spain — 1.2%
Neinor Homes SA(1)	8,304	186,567
Tecnicas Reunidas SA(1)	15,384	669,836
		856,403
Sweden — 1.1%
Millicom International Cellular SA	11,130	811,266
Taiwan — 1.2%
Bizlink Holding, Inc.	11,000	486,080
King Yuan Electronics Co. Ltd.	36,000	370,424
		856,504
United Kingdom — 3.8%
Cranswick PLC	4,989	364,642
Greencore Group PLC	113,406	413,819
SigmaRoc PLC(1)	179,457	358,915
Tritax Big Box REIT PLC	299,033	692,804
Weir Group PLC	12,336	585,100
Zegona Communications PLC	14,770	333,762
		2,749,042
United States — 42.8%
ADMA Biologics, Inc.(1)	19,562	304,580
American Healthcare REIT, Inc.	18,921	988,433

Argan, Inc.	1,611	726,964
ARS Pharmaceuticals, Inc.(1)(2)	16,418	152,359
Astronics Corp.(1)	10,964	883,918
ATI, Inc.(1)	8,877	1,452,188
Bancorp, Inc.(1)	7,368	386,746
Carpenter Technology Corp.	2,994	1,191,822
CECO Environmental Corp.(1)	10,324	624,086
Construction Partners, Inc., Class A(1)	4,968	667,550
Customers Bancorp, Inc.(1)	2,395	161,519
Elastic NV(1)	1,835	95,548
Element Solutions, Inc.	23,308	817,878
elf Beauty, Inc.(1)	4,946	455,279
Encompass Health Corp.	3,362	362,693
Five Below, Inc.(1)	3,677	821,920
Forgent Power Solutions, Inc.(1)	11,667	401,228
Freshpet, Inc.(1)	5,789	488,881
Globus Medical, Inc., Class A(1)	5,026	479,782
Hayward Holdings, Inc.(1)	18,852	301,632
HCI Group, Inc.	440	77,625
Herc Holdings, Inc.	5,269	736,554
Hexcel Corp.	10,301	954,800
Huron Consulting Group, Inc.(1)	1,418	200,505
Interparfums, Inc.	3,495	352,226
Kennametal, Inc.	10,218	411,581
Klaviyo, Inc., Class A(1)	13,378	232,911
Knight-Swift Transportation Holdings, Inc.	6,024	379,030
Lattice Semiconductor Corp.(1)	6,086	581,943
Laureate Education, Inc., Class A(1)	20,330	657,472
Life Time Group Holdings, Inc.(1)	16,342	441,234
Littelfuse, Inc.	2,196	774,002
MACOM Technology Solutions Holdings, Inc.(1)	2,394	593,999
Madrigal Pharmaceuticals, Inc.(1)	505	218,160
Magnite, Inc.(1)	13,320	181,418
Miami International Holdings, Inc.(1)	8,624	367,382
Mirion Technologies, Inc.(1)	19,937	430,839
Modine Manufacturing Co.(1)	2,095	476,089
National Vision Holdings, Inc.(1)	25,500	687,735
Neogen Corp.(1)	19,954	224,083
Newmark Group, Inc., Class A	17,157	249,120
Novanta, Inc.(1)	4,328	581,813
OPENLANE, Inc.(1)	6,094	173,740
OSI Systems, Inc.(1)	1,967	560,988
Patrick Industries, Inc.(2)	5,364	664,010
Pegasystems, Inc.	1,871	81,819
Piper Sandler Cos.	1,280	378,304
Plexus Corp.(1)	2,957	574,042
Praxis Precision Medicines, Inc.(1)	804	270,747
RadNet, Inc.(1)	5,137	358,614
RBC Bearings, Inc.(1)	1,253	721,628
Regal Rexnord Corp.	2,929	647,250
Silicon Laboratories, Inc.(1)	2,993	612,158
SiTime Corp.(1)	1,202	478,252
Sterling Infrastructure, Inc.(1)	1,165	498,772
StoneX Group, Inc.(1)	6,424	819,060
Terreno Realty Corp.	7,173	473,848

Titan America SA(1)	19,167	347,306
Toll Brothers, Inc.	2,644	415,743
UroGen Pharma Ltd.(1)	15,698	340,647
Wayfair, Inc., Class A(1)	5,149	393,023
Wintrust Financial Corp.	4,673	673,192
		31,058,670
TOTAL COMMON STOCKS (Cost $49,774,276)		71,548,437
EXCHANGE-TRADED FUNDS — 0.5%
Schwab International Small-Cap Equity ETF	3,563	183,637
Schwab U.S. Small-Cap ETF	5,778	176,344
TOTAL EXCHANGE-TRADED FUNDS (Cost $335,725)		359,981
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,181	1,181
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,511,402	1,511,402
		1,512,583
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $171,378), at 3.67%, dated 2/27/26, due 3/2/26 (Delivery value $168,051)		168,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,680,583)		1,680,583
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $51,790,584)		73,589,001
OTHER ASSETS AND LIABILITIES — (1.5)%		(1,074,885)
TOTAL NET ASSETS — 100.0%		$72,514,116

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	28.5%
Consumer Discretionary	13.2%
Financials	11.8%
Information Technology	11.6%
Materials	8.3%
Real Estate	6.4%
Energy	5.3%
Health Care	5.0%
Consumer Staples	3.7%
Communication Services	2.8%
Utilities	2.1%
Exchange-Traded Funds	0.5%
Short-Term Investments	2.3%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,037,520. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,287,308, which includes securities collateral of $3,775,906.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$1,619,087	$7,082,143	—
China	1,262,907	—	—
Israel	577,540	—	—
Sweden	811,266	—	—
United States	31,058,670	—	—
Other Countries	—	29,136,824	—
Exchange-Traded Funds	359,981	—	—
Short-Term Investments	1,512,583	168,000	—
	$37,202,034	$36,386,967	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.